N-4	May 01, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the last Purchase Payment. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.

For more information on surrender charges, please refer to the “Charges” section of this prospectus.
Transaction Charges	None.
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.20%(1)	1.30%(1)
	Investment options (Portfolio fees and expenses)	0.58%	1.24%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	None.	None.
(1)Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.

Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,922	Highest Annual Cost $2,591
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges
  No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you withdraw money from the Annuity within 6 years following your last Purchase Payment, you may be assessed a surrender charge. The maximum surrender charge is 7.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the last Purchase Payment. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Charges” section of this prospectus.

Surrender Charge Phaseout Period, Years | Years	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]	Transaction Charges None.
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee
Minimum
Maximum
Base Contract Fees
1.20%(1)
1.30%(1)
Investment options
(Portfolio fees and expenses)
0.58%
1.24%
Optional benefits available for an additional charge
(for a single optional benefit, if elected)
None.
None.
(1)Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.
Because your Annuity is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Annuity, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Annuity, which could add surrender charges that substantially increase costs.
Lowest Annual Cost
$1,922
Highest Annual Cost
$2,591
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges
  No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges
  No subsequent Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%
Base Contract (N-4) Footnotes [Text Block]	Mortality and expense risk charge and administration charge. A percentage of the net assets of the Variable Sub-account. For Net Purchase Payments equal to or greater than $1,000,000 the charge will be 1.20%.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.58%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.24%
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest Annual Cost [Dollars]	$ 1,922
Highest Annual Cost [Dollars]	$ 2,591
Risks [Table Text Block]
Risks
Risk of Loss
You can lose money by investing in the Annuity.
For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Not a Short-Term Investment
The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Risks Associated with Investment Options
An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.
For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Insurance Company Risks
An investment in the Annuity is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.
For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

Investment Restrictions [Text Block]
We reserve the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Participation Rates and Buffers at any time subject to Guaranteed Minimum Rates and minimum Buffer level. Guaranteed Minimum Rates for each Index Strategy and the minimum Buffer level are disclosed in the “Glossary of Terms”section under the definitions of Cap Rates, Participation Rates and Buffer. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to “Appendix A”, “What are the Variable Investment Options?”, “Index Strategies”, and the “Financial Professional Permission To Forward Transactions Instructions” sections of this prospectus.

Optional Benefit Restrictions [Text Block]	None.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Annuity. There is no additional tax benefit if you purchase the Annuity through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Taxes” section of this prospectus.

Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Annuity to investors and may have a financial incentive to offer or recommend the Annuity over another investment. This compensation is paid in the form of commissions, based on the amount of your investment in the Annuity.
For more information on investment professional compensation, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the “Who Distributes the Annuities?” section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options, where applicable. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Charges” section.

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	7.00%
Transfer Fee	None
1.	Withdrawal Charges in subsequent years*

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than 1 year old	7.0%
1 year old or older but not yet 2 years old	7.0%
2 years old or older but not yet 3 years old	6.0%
3 years old or older but not yet 4 years old	5.0%
4 years old or older but not yet 5 years old	4.0%
5 years old or older but not yet 6 years old	3.0%
6 years old or older	0.0%

* The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn.

The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

Annual Annuity Expenses	Current	Maximum
Base Contract Expense (as a percentage of the net assets of the Variable Sub-accounts)[1]	1.30%[2]	1.30%
The next item shows the maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. More information about the Portfolios, including their annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	1.24%
		[1],[2],[3]
Transaction Expenses [Table Text Block]

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	7.00%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	Withdrawal Charges in subsequent years*

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than 1 year old	7.0%
1 year old or older but not yet 2 years old	7.0%
2 years old or older but not yet 3 years old	6.0%
3 years old or older but not yet 4 years old	5.0%
4 years old or older but not yet 5 years old	4.0%
5 years old or older but not yet 6 years old	3.0%
6 years old or older	0.0%

* The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn.

Other Transaction Fee, Maximum [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Base Contract Expense (as a percentage of the net assets of the Variable Sub-accounts)[1]	1.30%[2]	1.30%

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Mortality & Expense Risk Charge and the Administration Charge.For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	1.24%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.58%
Portfolio Company Expenses Maximum [Percent]	1.24%
Surrender Example [Table Text Block]	If you surrender your annuity at the end of the applicable time period: $9,591 $13,958 $17,579 $28,831 If you surrender your annuity at the end of the applicable time period: $8,922 $11,944 $14,213 $22,073
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,591
Surrender Expense, 1 Year, Minimum [Dollars]	8,922
Surrender Expense, 3 Years, Maximum [Dollars]	13,958
Surrender Expense, 3 Years, Minimum [Dollars]	11,944
Surrender Expense, 5 Years, Maximum [Dollars]	17,579
Surrender Expense, 5 Years, Minimum [Dollars]	14,213
Surrender Expense, 10 Years, Maximum [Dollars]	28,831
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,073
Annuitize Example [Table Text Block]	If you annuitize your annuity at the end of the applicable time period: $2,591 $7,958 $13,579 $28,831 If you annuitize your annuity at the end of the applicable time period: $1,922 $5,944 $10,213 $22,073
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,591
Annuitized Expense, 1 Year, Minimum [Dollars]	1,922
Annuitized Expense, 3 Years, Maximum [Dollars]	7,958
Annuitized Expense, 3 Years, Minimum [Dollars]	5,944
Annuitized Expense, 5 Years, Maximum [Dollars]	13,579
Annuitized Expense, 5 Years, Minimum [Dollars]	10,213
Annuitized Expense, 10 Years, Maximum [Dollars]	28,831
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,073
No Surrender Example [Table Text Block]
If you do not surrender your annuity at the end of the applicable time period:
$2,591
$7,958
$13,579
$28,831
If you do not surrender your annuity at the end of the applicable time period:
$1,922
$5,944
$10,213
$22,073

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,591
No Surrender Expense, 1 Year, Minimum [Dollars]	1,922
No Surrender Expense, 3 Years, Maximum [Dollars]	7,958
No Surrender Expense, 3 Years, Minimum [Dollars]	5,944
No Surrender Expense, 5 Years, Maximum [Dollars]	13,579
No Surrender Expense, 5 Years, Minimum [Dollars]	10,213
No Surrender Expense, 10 Years, Maximum [Dollars]	28,831
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,073
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-accounts, which invests in the Portfolios. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Insurance Company Risk. No company other than us has any legal responsibility to pay amounts that we owe under the Annuity. You should look to our financial strength for our claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of our creditors and the benefits provided under the Index Strategies are subject to our claims paying ability. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value. We may apply fees if you access your Account Value or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit may be subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
Risks Associated with a Performance Lock
If a Performance Lock is executed:
●	You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.
●
You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.

●
We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.

●
If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.

●
We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.

Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, annuitization and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term if there is positive performance and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.

Item 10. Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefit available under the Annuity.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. This Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Return of Purchase Payments Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.	Standard	0%	The Death Benefit may not be electively terminated. This Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A – PORTFOLIOS AVAILABLE UNDER THE ANNUITY
The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLNJ-FLEXGUARD-NY-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.
The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Annuity may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Equity	MFS® International Growth Portfolio - Service Class♦ Massachusetts Financial Services Company	1.13%	8.76%	5.84%	7.56%
Fixed Income	MFS® Total Return Bond Series - Service Class♦ Massachusetts Financial Services Company	0.78%	2.33%	0.14%	1.64%
Allocation	MFS® Total Return Series - Service Class♦ Massachusetts Financial Services Company	0.86%	7.46%	5.89%	6.20%
Equity	MFS® Value Series - Service Class♦ Massachusetts Financial Services Company	0.94%	11.35%	7.76%	8.36%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III PGIM Fixed Income	0.58%	4.75%	N/A	N/A
		[4],[5],[6]
Prospectuses Available [Text Block]	The following is the list of Portfolios available under the Annuity. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLNJ-FLEXGUARD-NY-USP. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com.The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Annuity may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Equity	MFS® International Growth Portfolio - Service Class♦ Massachusetts Financial Services Company	1.13%	8.76%	5.84%	7.56%
Fixed Income	MFS® Total Return Bond Series - Service Class♦ Massachusetts Financial Services Company	0.78%	2.33%	0.14%	1.64%
Allocation	MFS® Total Return Series - Service Class♦ Massachusetts Financial Services Company	0.86%	7.46%	5.89%	6.20%
Equity	MFS® Value Series - Service Class♦ Massachusetts Financial Services Company	0.94%	11.35%	7.76%	8.36%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class III PGIM Fixed Income	0.58%	4.75%	N/A	N/A

Risks Associated with Investment Options
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Annuity, including the Index Strategies, each of which has its own unique risks. You should review the investment options before making an investment decision.For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Risk of Loss
Prospectus:
Risk [Text Block]	You can lose money by investing in the Annuity.For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Annuity. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not a Short-Term Investment
Prospectus:
Risk [Text Block]	The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Principal Risk [Text Block]	Not a Short-Term Investment. The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Consequently, you should not use the Annuity as a short-term investment or savings vehicle. Because of the long-term nature of the Annuity, you should consider whether investing Purchase Payments in the Annuity is consistent with the purpose for which the investment is being considered.
Insurance Company Risks
Prospectus:
Risk [Text Block]	An investment in the Annuity is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company is available upon request. Such requests can be made toll-free at 1-888-PRU-2888.For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Principal Risk [Text Block]	Insurance Company Risk. No company other than us has any legal responsibility to pay amounts that we owe under the Annuity. You should look to our financial strength for our claims-paying ability. Amounts allocated to the Index Strategies are held in a non-registered, non-insulated Separate Account. These assets are subject to the claims of our creditors and the benefits provided under the Index Strategies are subject to our claims paying ability. The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Risks of Investing in a Variable Investment Sub-account
Prospectus:
Principal Risk [Text Block]	Risks of Investing in a Variable Investment Sub-account. You take all the investment risk for amounts allocated to the Sub-accounts, which invests in the Portfolios. If the Sub-account increases in value, then your Account Value goes up; if it decreases in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolio in which your Sub-account invests. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the Portfolio, which has its own unique risks.
Possible Adverse Tax Consequences
Prospectus:
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value
Prospectus:
Principal Risk [Text Block]	Possible Fees on Access to Account Value. We may apply fees if you access your Account Value or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Surrender Charge, Tax Charge, and/or a charge for any benefits.
Death Benefit Risk
Prospectus:
Principal Risk [Text Block]	Death Benefit Risk. While the Annuity provides a Death Benefit, the amount of that benefit may be subject to investment gains and losses and is reduced for any withdrawals you take.
Risk of Loss - Index Strategies
Prospectus:
Principal Risk [Text Block]	Risk of Loss – Index Strategies. You take the investment risk for amounts allocated to one or more Index Strategies since the Index Credit is based upon the performance of the associated Index. You bear the risk of the negative Index Return in excess of the Buffer you choose should you stay allocated to the end of the Index Strategy Term. In the case of a multi-year Index Strategy Term, losses are measured over the entire Index Strategy Term from the Index Strategy Start Date to the Index Strategy End Date and may exceed the Buffer levels associated with the Index Strategy.
Risks Associated with a Performance Lock
Prospectus:
Principal Risk [Text Block]	Risks Associated with a Performance LockIf a Performance Lock is executed:You will no longer participate in Index Strategy performance, positive or negative, for the remainder of the existing Index Strategy Term for the “locked” Index Strategy.You will not receive Index Credit on any “locked” Index Strategy on the Index Strategy End Date. As a result, you may receive less than the full Index Credit, or less than the full protection of the Buffer, than you would have received if you waited for us to apply the Index Credit on the Index Strategy End Date.We use the Performance Lock Value calculated at the end of the current Valuation Day on the Performance Lock Date to execute your Performance Lock. This means you will not be able to determine in advance your Performance Lock Value, and it may be higher or lower than it was at the point in time you requested a manual Performance Lock, or that your Index Strategy reached its target for an automatic Performance Lock.If a Performance Lock is executed when your Performance Lock Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Strategy was not “locked”.We will not provide advice or notify you regarding whether you should exercise a Performance Lock or the optimal time for doing so. We will not warn you if you exercise a Performance Lock at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise a Performance Lock.
Effect of Interim Value
Prospectus:
Principal Risk [Text Block]	Effect of Interim Value. To determine the Interim Value, we apply a formula which does not reflect the actual performance of the applicable Index, but rather a determination of the value of hypothetical underlying investments at the time of the Interim Value calculation. This amount could be more or less than if you had held the Index Strategy for the full Index Strategy Term. It also means that you could have a negative performance, even if the value of the Index has increased at the time of the calculation. All withdrawals from an Index Strategy, including death benefit payments, annuitization and surrenders paid before the Index Strategy End Date will be based on the Interim Value. Withdrawals before an Index Strategy End Date could have adverse impacts even if the value of the Index has increased at the time of the calculation because an early withdrawal will not allow you to participate in the Index Return for the Index Strategy Term with your entire Index Strategy Base. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction may be larger than the dollar amount of your withdrawal even if the value of the Index has increased. See “Impact of Withdrawals” below for additional information.
Impact of Withdrawals
Prospectus:
Principal Risk [Text Block]	Impact of Withdrawals. If you withdraw Account Value allocated to an Index Strategy, the withdrawal will cause an immediate reduction to your Index Strategy Base in a proportion equal to the reduction in your Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Index Strategy Base will negatively impact your Interim Value for the remainder of the Index Strategy Term if there is positive performance and will result in a lower Index Credit on the Index Strategy End Date. Once your Index Strategy Base is reduced due to a withdrawal during any Index Strategy Term, it will not increase for the remainder of the Index Strategy Term.
Risks Associated with the Index Strategies and Indices
Prospectus:
Principal Risk [Text Block]	Risks Associated with the Index Strategies and Indices. For more information on the risks associated with the Index Strategies and Indices, please refer to the Index Strategies Prospectus.
MFS® International Growth Portfolio - Service Class
Prospectus:
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.56%
MFS® Total Return Bond Series - Service Class
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	2.33%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	1.64%
MFS® Total Return Series - Service Class
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.20%
MFS® Value Series - Service Class
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.35%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	8.36%
PSF PGIM Government Money Market Portfolio - Class III
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Return of Purchase Payments Death Benefit
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they receive the greater of the Return of Purchase Payments Amount and Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The Death Benefit may not be electively terminated.This Death Benefit will terminate upon a change of Owner or Annuitant. The Death Benefit for any changed Owner or Annuitant will be Account Value.
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
The Annuity provides a Death Benefit called the Return of Purchase Payments Death Benefit and will be attached to your Annuity contract once issued.
The amount of the Death Benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
●	The Return of Purchase Payments Amount, defined below; and
●	The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
●	Increased by subsequent Purchase Payments allocated to the Annuity, and
●
Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.

The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.
Example 1:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $118,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)
Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 × (1 – 15.25%))
Example 2:
Return of Purchase Payments Amount: $100,000
Gross Withdrawal: $18,000
Account Value at time of Withdrawal: $90,000
Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)
Return of Purchase Payments Amount after Withdrawal: $80,000 ($100,000 × (1 – 20%))

Calculation Method of Benefit [Text Block]	Calculation of the Return of Purchase Payments AmountInitially, the Return of Purchase Payment amount is equal to the sum of all Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:Increased by subsequent Purchase Payments allocated to the Annuity, andReduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal.The proportional reduction in the Return of Purchase Payments Amount could be less or greater than the actual withdrawal based upon the level of the Account Value. If the Account Value exceeds the Return of Purchase Payments Amount prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would be less than the reduction in the Account Value. If the Return of Purchase Payments Amount exceeds the Account Value prior to the withdrawal, then the impact on the Return of Purchase Payments Amount would exceed the reduction in the Account Value. This is outlined in the below examples.Example 1:Return of Purchase Payments Amount: $100,000Gross Withdrawal: $18,000Account Value at time of Withdrawal: $118,000Return of Purchase Payments Amount Reduction Percent for Withdrawal: 15.25% ($18,000/$118,000)Return of Purchase Payments Amount after Withdrawal: $84,750 ($100,000 × (1 – 15.25%))Example 2:Return of Purchase Payments Amount: $100,000Gross Withdrawal: $18,000Account Value at time of Withdrawal: $90,000Return of Purchase Payments Amount Reduction Percent for Withdrawal: 20% ($18,000/$90,000)Return of Purchase Payments Amount after Withdrawal: $80,000 ($100,000 × (1 – 20%))

[1]
1.	Mortality & Expense Risk Charge and the Administration Charge.

[2]
2.	For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.

[3]
1.	Withdrawal Charges in subsequent years*

[4]
The additional information below may be applicable to the Portfolios listed in the above table.

[5]
PGIM Fixed Income is a business unit of PGIM, Inc.

[6]
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.